Intangible Assets and Contract Liabilities - Additional information (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Feb. 28, 2021	Dec. 31, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies
Accumulated amortization for contract liabilities		$ 23.8	$ 18.3
Tuva Knutsen
Summary of Significant Accounting Policies
Amortization Period, Unfavorable contractual rights	5 years
Additional term		10 years